The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries Narrative (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Jun. 29, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Nov. 12, 2021
Disclosure of detailed information about business combination [line items]
Put option liability			$ 86	$ 0
Capital injection in subsidiary			0	0	[1]
Total
Disclosure of detailed information about business combination [line items]
Capital injection in subsidiary	$ 78		$ (1)	$ 78	[1]
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%			55.00%
Telecomunicaciones Digitales, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired	20.00%
Acquisition price	$ 290
Put option liability	$ 290
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired							45.00%
Acquisition price							$ 2,200
Acquisition-date fair value							$ 2,683
Revenue of acquiree since acquisition date		$ 223
Net profit (loss) of acquiree since acquisition date		$ 43
Revenue of combined entity as if combination occurred at beginning of period						$ 1,380
Profit (loss) of combined entity as if combination occurred at beginning of period						$ 147

[1]	See note C.7.4.